UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02365
                                                    ---------------------
                      PROSPECT STREET(R) INCOME SHARES INC.
      -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
      -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                     Prospect Street(R) Income Shares, Inc.
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
      -----------------------------------------------------------------

                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 665-1287
                                                          -----------------
                      Date of fiscal year end: DECEMBER 31
                                             ----------------
                   Date of reporting period: DECEMBER 31, 2006
                                            ---------------------
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

 PROSPECT STREET INCOME SHARES INC.
13455 Noel Road, Suite 800
Dallas, TX 75240


                                                                     CNN-AR-1206


                               PROSPECT STREET(R)

                               INCOME SHARES, INC.




                                  ANNUAL REPORT

                                DECEMBER 31, 2006

[GRAPHIC OMITTED]
PROSPECT STREET LOGO

CONTENTS

1    Privacy Policy
2    Letter to Stockholders
3    Portfolio Statistics
4    Schedule of Investments
8    Statement of Assets and Liabilities
9    Statement of Operations
10   Statement of Cash Flows
11   Statements of Changes in Net Assets
12   Financial Highlights
13   Notes to Financial Statements
19   Report of Independent Registered Public Accounting Firm
20   Additional Information

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF SHAREHOLDERS OF PROSPECT STREET INCOME SHARES, INC.

                            PROSPECT STREET(R) FUNDS

                                 PRIVACY POLICY

     We recognize and respect your privacy expectations, whether you are a visitor to our web site, a potential shareholder, a current shareholder or even a former shareholder.


COLLECTION OF INFORMATION
     We may collect nonpublic personal information about you from the following sources:

     o   Account  applications  and other  forms,  which may include  your name,
         address   and  social   security   number,   written   and   electronic
         correspondence and telephone contacts;

     o Web site information, including information captured through the use of "cookies"; and

     o Account history, including information about the transactions and balances in your accounts with us or our affiliates.


DISCLOSURE OF INFORMATION
     We may share the information we collect (described above) with our affiliates. We may also disclose this information as otherwise permitted by law. We do not sell your personal information to third parties for their independent use.


CONFIDENTIALITY AND SECURITY OF INFORMATION
     We restrict access to nonpublic personal information about you to our employees who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.


NONPUBLIC PERSONAL INFORMATION OF CHILDREN
     You must be at least 18 years of age in order to submit information on our web site or through other means, because we do not collect information (such as name, address, etc.) from persons under the age of 18.

LETTER TO STOCKHOLDERS

Dear Stockholders:
     We are pleased to provide you with our report for Prospect Street Income Shares, Inc. (the "Fund") for the year ended December 31, 2006. On December 31, 2006, the net asset value of the Fund was $6.59 per share, as compared to $6.40 on December 31, 2005. On December 31, 2006, the closing market price of the Fund's shares on the New York Stock Exchange was $6.08 per share, as compared to $5.45 on December 31, 2005. During the year ended December 31, 2006, the Fund declared to common stock stockholders $0.4475 per share.


THE FUND'S INVESTMENTS:
     The total return on the Fund's per share market price, assuming reinvestment of dividends, for the year ended December 31, 2006, was 20.23%. The total return on the Fund's net assets, was 10.97% for the year ended December 31, 2006. The variation in total returns is attributable to the increase in the market price of the Fund's shares of 11.56% relative to an increase in the net asset value of the Fund's shares of 2.97% during the period.


     On December 8, 2006, the Board of Directors declared a quarterly dividend of $0.11 per common share, payable on January 15, 2007.



                                                        Respectfully submitted,

                                                        /S/JAMES DONDERO
                                                        James Dondero
                                                        President

                                                        /S/MARK OKADA
                                                        Mark Okada
                                                        Executive Vice President

PROSPECT STREET INCOME SHARES, INC.
PORTFOLIO STATISTICS
AS OF DECEMBER 31, 2006




                        INVESTMENT TYPE BY MARKET VALUE
                     (AS A PERCENTAGE OF TOTAL INVESTMENTS)

Bonds and Notes                 98.12%
Common Stocks                   1.87%
Warrants and Preferred Stock    0.01%

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2006



                                                                               Ratings (g)
                                                                         -------------------
  Principal                                                                        Standard &     Value
 Amount ($)   Description                                                  Moody's   Poor's   (Note 1a) ($)
-----------   -----------                                                ---------  --------  ------------
 BONDS AND NOTES - 135.61% (A)

              AUTOMOBILE - 7.37%
  3,000,000   American Tire Distributors Holdings, Inc., 11.62%,
                04/01/2012 (b).......................................       Caa1       CCC+      2,880,000
    300,000   Ford Motor Co., 4.25%, 12/15/2036......................       Caa1       CCC+        322,125
  1,500,000   Penhall International, Corp., 12.00%, 08/01/2014 (c)...       B3         CCC+      1,627,500
                                                                                              ------------
                                                                                                 4,829,625
                                                                                              ------------

              BANKING - 3.20%
  2,000,000   Washington Mutual Capital I, 8.38%, 06/01/2027.........       Baa1       BBB       2,098,570
                                                                                              ------------
                                                                                                 2,098,570
                                                                                              ------------

              BROADCASTING AND ENTERTAINMENT - 12.67%
  2,000,000   Belo Corp., 7.13%, 06/01/2007..........................       Baa3       BBB-      2,007,890
    500,000   CCH I LLC, 11.00%, 10/01/2015..........................       Caa2       CCC-        515,625
  2,000,000   Liberty Media Corp., 7.88%, 07/15/2009.................       Ba2        BB+       2,095,648
  1,500,000   Time Warner Entertainment Co., LP, 10.15%, 05/01/2012..       Baa2       BBB+      1,778,086
  2,000,000   Young Broadcasting, Inc., 10.00%, 03/01/2011...........       Caa1       CCC-      1,910,000
                                                                                              ------------
                                                                                                 8,307,249
                                                                                              ------------

              BUILDINGS AND REAL ESTATE - 1.75%
  1,000,000   SUSA Partnership, LP, 7.45%, 07/01/2018................       Aaa        AAA       1,148,332
                                                                                              ------------
                                                                                                 1,148,332
                                                                                              ------------

              CABLE AND OTHER PAY TELEVISION SERVICES - 1.80%
  1,000,000   Tele Communications, Inc., 9.80%, 02/01/2012...........       Baa2       BBB+      1,180,404
                                                                                              ------------
                                                                                                 1,180,404
                                                                                              ------------

              CHEMICALS, PLASTICS AND RUBBER - 7.72%
  2,000,000   Potash Corp. of Saskatchewan, Inc., 7.75%, 05/31/2011..       Baa1       BBB+      2,181,108
  2,000,000   Albemarle Corp., 5.10%, 02/01/2015.....................       Baa3       BBB-      1,900,138
  1,000,000   Solutia Inc., 10/15/2037 (d)...........................       NR         NR          978,750
                                                                                              ------------
                                                                                                 5,059,996
                                                                                              ------------

              CONTAINERS, PACKAGING AND GLASS - 5.54%
  2,000,000   Sealed Air Corp., 5.63%, 07/15/2013 (c)................       Baa3       BBB       1,981,592
  1,900,000   Solo Cup Co., 8.50%, 02/15/2014........................       Caa2       CCC-      1,653,000
                                                                                              ------------
                                                                                                 3,634,592
                                                                                              ------------

              ELECTRONICS - 8.01%
  3,500,000   Freescale Semiconductor, 10.13%, 12/15/2016 (c)........       B2         B         3,521,875
  2,000,000   MagnaChip Semiconductor, 8.61%, 12/15/2011 (b).........       B1         B+        1,730,000
                                                                                              ------------
                                                                                                 5,251,875
                                                                                              ------------

              ENVIRONMENTAL SERVICES - 3.20%
  2,000,000   Republic Services, Inc., 6.75%, 08/15/2011.............       Baa2       BBB+      2,098,430
                                                                                              ------------
                                                                                                 2,098,430
                                                                                              ------------

               See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF DECEMBER 31, 2006



                                                                               Ratings (g)
                                                                         -------------------
  Principal                                                                        Standard &     Value
 Amount ($)   Description                                                  Moody's   Poor's   (Note 1a) ($)
-----------   -----------                                                ---------  --------  ------------
 BONDS AND NOTES - (CONTINUED)

              FINANCE - 4.76%
  2,000,000   BankAmerica Institutional, Series A, 8.07%, 12/31/2026 (c)    Aa3        A         2,082,556
  1,000,000   BT Capital Trust, Series B1, 7.90%, 01/15/2027.........       A2         A-        1,035,290
                                                                                              ------------
                                                                                                 3,117,846
                                                                                              ------------

              FOOD, BEVERAGE AND TOBACCO - 5.78%
  2,000,000   Altria Group, Inc., 7.75%, 01/15/2027 (e)..............       Baa1       BBB       2,432,476
  1,000,000   Chiquita Brands International, Inc., 7.50%, 11/01/2014.       Caa2       CCC+        920,000
    500,000   Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (c)...       B2         B-          433,750
                                                                                              ------------
                                                                                                 3,786,226
                                                                                              ------------

              HEALTHCARE, EDUCATION AND CHILDCARE - 8.91%
  2,000,000   HCA, Inc., 9.63%, 11/15/2016 (c).......................       B2         BB-       2,155,000
  2,000,000   Manor Care, Inc., 6.25%, 05/01/2013....................       Baa3       BBB       2,019,324
  1,576,250   Pharma IV, 12.00%, 06/30/2014..........................       NR         NR        1,662,944
                                                                                              ------------
                                                                                                 5,837,268
                                                                                              ------------

              HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND DURABLE CONSUMER - 2.06%
  1,550,000   Spectrum Brands, Inc., 7.38%, 02/01/2015...............       Caa2       CCC       1,348,500
                                                                                              ------------
                                                                                                 1,348,500
                                                                                              ------------

              HOTELS, MOTELS, INNS AND GAMING - 4.03%
  3,000,000   Harrahs Operating Co., Inc., 5.38%, 12/15/2013.........       Baa3       BB        2,644,041
                                                                                              ------------
                                                                                                 2,644,041
                                                                                              ------------

              LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT - 5.93%
  4,000,000   Blockbuster Inc., 9.50%, 09/01/2012 (e)................       Caa2       CCC       3,890,000
                                                                                              ------------
                                                                                                 3,890,000
                                                                                              ------------

              OIL AND GAS - 10.04%
  1,500,000   Secunda International, Ltd., 13.37%, 09/01/2012 (b)....       B2         B-        1,554,375
  2,000,000   Dominion Resources, Inc., 5.00%, 03/15/2013............       Baa2       BBB       1,949,678
  2,000,000   Opti Canada, Inc., 8.25%, 12/15/2014 (c)...............       B1         BB        2,065,000
  1,000,000   SemGroup, LP, 8.75%, 11/15/2015 (c)....................       B1         NR        1,010,000
                                                                                              ------------
                                                                                                 6,579,053
                                                                                              ------------
              PERSONAL TRANSPORTATION - 4.52%
  3,000,000   Delta Air Lines, 12/15/2029 (d)........................       NR         NR        2,025,000
  1,000,000   Northwest Airlines, Inc., 06/01/2007 (d)...............       NR         D           940,000
                                                                                              ------------
                                                                                                 2,965,000
                                                                                              ------------

               See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF DECEMBER 31, 2006



                                                                               Ratings (g)
                                                                         -------------------
  Principal                                                                        Standard &     Value
 Amount ($)   Description                                                  Moody's   Poor's   (Note 1a) ($)
-----------   -----------                                                ---------  --------  ------------

BONDS AND NOTES - (CONTINUED)

              PRINTING AND PUBLISHING - 6.29%
  2,000,000   Network Communications, Inc., 10.75%, 12/01/2013.......       B2         B-        2,030,000
  2,000,000   PRIMEDIA, Inc., 10.75%, 05/15/2010 (b).................       B2         B         2,090,000
                                                                                              ------------
                                                                                                 4,120,000
                                                                                              ------------

              RETAIL STORES - 7.14%
  1,000,000   Linens `n Things, Inc., 11.00%, 01/15/2014 (b).........       B3         B           975,000
  3,810,000   Wendy's International, Inc., 6.20%, 06/15/2014.........       Ba2        BB+       3,706,075
                                                                                              ------------
                                                                                                 4,681,075
                                                                                              ------------

              TELECOMMUNICATIONS - 11.94%
  1,000,000   Nortel Networks Corp., 6.88%, 09/01/2023...............       B3         B-          845,000
  4,000,000   CenturyTel, Inc., 5.00%, 02/15/2015....................       Baa2       BBB       3,653,672
  1,000,000   Grande Communications Holdings, Inc., 14.00%, 04/01/2011      Caa1       B-        1,097,500
  2,000,000   ICO North America, 7.50%, 08/15/2009...................       Ba2        BB+       2,230,000
                                                                                              ------------
                                                                                                 7,826,172
                                                                                              ------------

              UTILITIES - 12.95%

  2,500,000   Calpine Corp., 8.50%, 02/15/2011 (d)...................       NR         D         2,012,500
  2,000,000   Constellation Energy Group, 7.00%, 04/01/2012..........       Baa1       BBB+      2,146,084
  2,000,000   Kiowa Power Partners LLC, 5.74%, 03/30/2021 (c)........       Baa3       BBB-      1,940,892
    500,000   Southern Power Co., Series D, 4.88%, 07/15/2015........       Baa1       BBB+        474,604
  1,903,720   Tenaska Virginia Partners, LP, 6.12%, 03/30/2024 (c)...       Baa3       BBB-      1,917,678
                                                                                              ------------
                                                                                                 8,491,758
                                                                                              ------------
              TOTAL BONDS AND NOTES (COST $86,486,459)...............                           88,896,012
                                                                                              ------------

               See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF DECEMBER 31, 2006





  Principal                                                                                       Value
 Amount ($)   Description                                                                     (Note 1a) ($)
-----------   -----------                                                                     ------------

COMMON STOCKS - 2.59% (A)

    111,940   Motient Corp. (f).................................................                 1,108,206
     19,723   Owens Corning, Inc. (f)...........................................                   589,717
                                                                                              ------------
              TOTAL COMMON STOCKS (COST $2,204,624).............................                 1,697,923
                                                                                              ------------

PREFERRED STOCK - 0.00% (A)

     10,000   Adelphia Communications Corp., Series B (f).......................                     2,300
                                                                                              ------------
              TOTAL PREFERRED STOCK (COST $935,000).............................                     2,300
                                                                                              ------------


 WARRANTS - 0.01% (A)

      1,000   Grande Communications 04/01/2011 (f)..............................                        10
     17,481   Pathmark Stores, Inc. 09/19/2010 (f)..............................                     4,370
      1,000   XM Satellite Radio, Inc., 03/15/2010 (f)..........................                         0
                                                                                              ------------
              TOTAL WARRANTS (COST $140,010)....................................                     4,380
                                                                                              ------------
              TOTAL INVESTMENTS - 138.21% (COST $89,766,093)....................                90,600,615
                                                                                              ------------
              OTHER ASSETS & LIABILITIES, NET - 7.55%...........................                 4,951,640
                                                                                              ------------
              PREFERRED SHARES - (45.76)%.......................................               (30,000,000)
                                                                                              ------------
              NET ASSETS APPLICABLE TO COMMON STOCK - 100.00%...................                65,552,255
                                                                                              ============

(a) Percentages are based on net assets applicable to common stock.
(b) Variable rate security. The interest rate shown reflects the rate in effect at December 31, 2006.
(c) Rule 144A securities - Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2006, the market value of these securities aggregated $18,735,843 or 28.6% of net assets applicable to common stock. These securities have been determined by the investment adviser to be liquid securities.
(d) The issuer is in default of certain debt covenants. Income is not being accrued.
(e) Securities (or a portion of securities) on loan as of December 31, 2006. See footnote 7.
(f) Non-income producing security.
(g) Ratings of issuers shown have not been audited.




               See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2006


                                                                                                   ($)
                                                                                              ------------
ASSETS:
  Investment in securities, at value ($89,766,093, at cost; see Schedule
     of Investments and Note 1).......................................................          90,600,615
  Cash and cash equivalents...........................................................           3,604,305
  Cash held as collateral for securities loaned (Note 7)..............................           4,917,173
  Interest and dividend receivable....................................................           1,654,997
  Receivable for investments sold.....................................................           4,995,020
  Prepaid assets......................................................................              66,947
                                                                                              ------------
     Total assets.....................................................................         105,839,057
                                                                                              ------------

LIABILITIES:
  Payable upon return of securities loaned (Note 7)...................................           4,917,173
  Payables:
  Investment advisory fee payable.....................................................             119,240
  Dividend payable....................................................................           1,094,180
  Payable for investments purchased...................................................           4,000,000
  Preferred shares distribution payable...............................................              25,610
  Other accounts payable..............................................................             130,599
                                                                                              ------------
     Total liabilities................................................................          10,286,802
                                                                                              ------------

PREFERRED SHARES:
  Preferred shares,  $0.01 par value ($25,000 per share liquidation  preference)
    Authorized - 1,000,000 shares
    Issued and outstanding - 1,200 Series T shares (Note 6)...........................          30,000,000
                                                                                              ------------
     Total preferred shares...........................................................          30,000,000
                                                                                              ------------

NET ASSETS APPLICABLE TO COMMON STOCK:
  Common stock, $1.00 par value --
    Authorized - 15,000,000 shares
    Issued and outstanding - 9,947,104 shares.........................................           9,947,104
  Capital in excess of par value......................................................          85,850,066
  Accumulated net realized gain/(loss) from security transactions.....................         (31,724,489)
  Undistributed net investment income.................................................             645,052
  Net unrealized appreciation/(depreciation) on investments...........................             834,522
                                                                                              ------------
     Net assets applicable to common stock............................................          65,552,255
                                                                                              ============
     Net asset value per common stock outstanding.....................................                6.59
                                                                                              ============



               See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                                   ($)
                                                                                              ------------
INVESTMENT INCOME:
   Interest income....................................................................           7,220,239
   Amortization of bond premiums......................................................             (65,908)
   Dividend income....................................................................              21,900
   Securities lending income..........................................................              88,255
                                                                                              ------------
         Total investment income......................................................           7,264,486
                                                                                              ------------
EXPENSES:
   Investment advisory fee (Note 2)...................................................             470,503
   Administration fee.................................................................              44,334
   Printing expense...................................................................              48,463
   Legal fees.........................................................................              31,808
   Registration expenses..............................................................              25,000
   Professional fees..................................................................              46,475
   Insurance expenses.................................................................             101,206
   Custody fee........................................................................              21,493
   Preferred shares broker expense....................................................              75,291
   Directors' fees and expenses (Note 4)..............................................              21,400
   Texas franchise expense............................................................               2,669
   Miscellaneous expense..............................................................              85,887
                                                                                              ------------
         Total expenses...............................................................             974,529
                                                                                              ------------
         Net investment income........................................................           6,289,957
                                                                                              ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized gain/(loss) on investments............................................           1,790,114
   Net change in unrealized appreciation/(depreciation) on investments................            (295,286)
                                                                                              ------------
         Net realized and unrealized gain/(loss) on investments:......................           1,494,828
                                                                                              ------------
 DISTRIBUTIONS TO PREFERRED SHAREHOLDERS..............................................          (1,470,283)
                                                                                              ------------
         Net change in net assets resulting from operations...........................           6,314,502
                                                                                              ============





               See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                                   ($)
                                                                                              ------------
CASH FLOW FROM OPERATING ACTIVITIES:
   Interest received..................................................................           7,349,320
   Increase in cash held as collateral for securities loaned..........................           4,917,173
   Operating expenses paid............................................................            (952,717)
   Preferred shares distributions.....................................................          (1,459,608)
   Purchase of portfolio securities...................................................        (130,207,002)
   Increase in payable upon receipt of securities loaned..............................          (4,917,173)
   Sales and maturities of portfolio securities.......................................         131,597,690
                                                                                              ------------
      Net cash provided by operating activities.......................................           6,327,683
                                                                                              ------------
CASH FLOW FROM FINANCING ACTIVITIES:
   Common stock distributions paid from net investment income.........................          (4,451,332)
                                                                                              ------------
      Net cash used by financing activities...........................................          (4,451,332)
                                                                                              ------------

NET CHANGE IN CASH....................................................................           1,876,351
CASH, BEGINNING OF THE YEAR...........................................................           1,727,954
                                                                                              ------------
CASH, END OF THE YEAR.................................................................           3,604,305
                                                                                              ============

RECONCILIATION  OF NET CHANGES IN NET ASSETS  RESULTING  FROM  OPERATIONS TO NET
CASH PROVIDED BY OPERATING ACTIVITIES:
   Net change in net assets resulting from operations.................................           6,314,502
   Change in interest and dividends receivable........................................              18,926
   Change in investments..............................................................           1,390,688
   Change in prepaids.................................................................              12,977
   Change in investment advisory fee payable..........................................              38,747
   Change in accrued expenses.........................................................             (29,912)
   Change in distributions payable....................................................              10,675
   Net realized gain/(loss) on investments............................................          (1,790,114)
   Net change in unrealized appreciation/(depreciation) on investments................             295,286
   Amortization of bond premium.......................................................              65,908
                                                                                              ------------
      Net cash provided by operating activities.......................................           6,327,683
                                                                                              ============



               See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
STATEMENTS OF CHANGES IN NET ASSETS



                                                                               Year               Year
                                                                               Ended              Ended
                                                                         December 31, 2006  December 31, 2005
                                                                                ($)                ($)
                                                                         ----------------- ------------------

FROM OPERATIONS:
   Net investment income.............................................           6,289,957           5,690,707
   Net realized gain/(loss) on investments...........................           1,790,114            (388,928)
   Net change in unrealized appreciation/(depreciation) on investments           (295,286)         (3,288,193)
   Distributions to preferred shareholders...........................          (1,470,283)           (977,469)
                                                                         ----------------- ------------------
        Net change in net assets resulting from operations...........           6,314,502           1,036,117
                                                                         ----------------- ------------------

FROM CAPITAL SHARE TRANSACTIONS:
   Shares of common stock issued (0 and 148,375, respectively)
     in capital share transactions...................................                  --           1,004,504
                                                                         ----------------- ------------------

FROM DISTRIBUTIONS TO COMMON STOCKHOLDERS:
   Distributions to common stockholders from net investment income
     ($0.45 and $0.46 per share, respectively).......................          (4,451,329)         (4,534,911)
                                                                         ----------------- ------------------
        Net decrease in net assets resulting from distributions......          (4,451,329)         (4,534,911)
                                                                         ----------------- ------------------
        Total change in net assets...................................           1,863,173          (2,494,290)

NET ASSETS APPLICABLE TO COMMON STOCK:
   Beginning of year.................................................          63,689,082          66,183,372
                                                                         ----------------- ------------------
   End of year (including undistributed net investment income of
     $645,052 and $214,653, respectively)............................          65,552,255          63,689,082
                                                                         ================= ==================




               See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR EACH SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE YEARS PRESENTED



                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------

                                                      2006       2005       2004       2003       2002
                                                    --------   --------   --------   --------   --------
 Net asset value, beginning of year.............    $   6.40   $   6.75   $   6.49   $   5.90   $   6.77
                                                    --------   --------   --------   --------   --------
  Net investment income(a)                          $   0.63   $   0.58   $   0.59   $   0.60   $   0.75
  Net realized and unrealized gain/(loss)
     on Investments.............................    $   0.16   $  (0.37)  $   0.29   $   0.65   $  (0.74)
  Distributions to preferred shareholders.......    $  (0.15)  $  (0.10)  $  (0.05)  $  (0.04)  $  (0.05)
                                                    --------   --------   --------   --------   --------
     Total from investment operations...........    $   0.64   $   0.11   $   0.83   $   1.21   $  (0.04)
                                                    --------   --------   --------   --------   --------
 Distributions:
  Distributions from accumulated net
     investment income to common stockholders...    $  (0.45)  $  (0.46)  $  (0.55)  $  (0.62)  $  (0.83)
  Distributions from tax return of capital to
     common stockholders........................          --         --      (0.02)        --         --
                                                    --------   --------   --------   --------   --------
     Total distributions........................    $  (0.45)  $  (0.46)  $  (0.57)  $  (0.62)  $  (0.83)
                                                    --------   --------   --------   --------   --------
 Net asset value, end of year...................    $   6.59   $   6.40   $   6.75   $   6.49   $   5.90
                                                    ========   ========   ========   ========   ========
 Market price per share, end of year............    $   6.08   $   5.45   $   6.21   $   6.33   $   5.45
                                                    ========   ========   ========   ========   ========
 Total investment return(b)
   Based on market price per share..............      20.23%    (5.28%)      7.63%     27.52%    (2.48%)
                                                    ========   ========   ========   ========   ========
   Based on net asset value per share...........      10.97%      2.33%     14.11%     20.51%    (0.59%)
                                                    ========   ========   ========   ========   ========
 Net assets, end of year(c).....................    $ 65,552   $ 63,689   $ 66,183   $ 63,529   $ 57,160
                                                    ========   ========   ========   ========   ========
 Preferred Shares outstanding, end of year(c)...    $ 30,000   $ 30,000    $30,000    $30,000   $ 30,000
                                                    ========   ========   ========   ========   ========
 Asset Coverage:
   Per preferred stock share(d).................        319%       312%       321%       312%       291%
 Ratio of operating expenses to average net
     assets, applicable to common stock(e)......       1.52%      1.40%      1.36%      1.55%      1.63%
 Ratio of total expenses to average net assets,
     applicable to common stock(e)..............       1.52%      1.40%      1.36%      1.55%      1.63%
 Ratio of net investment income to average net
     assets, applicable to common stock(e)......       9.81%      8.79%      9.06%      9.73%     11.93%
 Portfolio turnover rate........................     146.23%     60.23%     41.32%     51.87%     26.71%

(a) Per share net investment income or loss is calculated by dividing net investment income by the average number of shares outstanding during the period.
(b) Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Investment return assumes reinvestment of dividends.
(c)  Dollars in thousands.
(d) Calculated by subtracting the Fund's total liabilities (not including senior securities) from the Fund's total assets and dividing such amount by the liquidation preference of the outstanding shares of Series T preferred stock.
(e) Ratios do not reflect the effect of dividend payments to preferred shareholders.



               See accompanying notes to the financial statements.
                                       12

                       PROSPECT STREET INCOME SHARES, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006


(1) SIGNIFICANT ACCOUNTING POLICIES:
   Prospect Street Income Shares Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.


   (A) VALUATION OF INVESTMENTS
   Investments in debt securities are valued at the mean of the bid and ask prices on the last business day of the accounting period. Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the accounting period; equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the closing bid price on that date. Warrants are valued at the last reported sales price on the last business day of the accounting period. Obligations with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (which includes all restricted securities) are valued at fair value as determined by, or under the direction of, the Fund's Board of Directors; such values require the use of estimates.

   Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned.


   (B) FEDERAL INCOME TAXES
   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no Federal income tax provision is required.

   At December 31, 2006, the Fund had the following capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

                        CARRYOVER
                        AVAILABLE          EXPIRATION DATE
                       ------------      -------------------
                       $  2,656,461       December 31, 2007
                          4,737,419       December 31, 2008
                         15,317,739       December 31, 2009
                          3,458,710       December 31, 2010
                          3,196,740       December 31, 2011
                          1,210,721       December 31, 2012
                            873,134       December 31, 2013
                       ------------
                       $ 31,450,924
                       ============

   At December 31, 2006, the Fund has elected to defer recognition of $95,071 of long-term capital losses incurred after October 31, 2006 until January 1, 2007.

                       PROSPECT STREET INCOME SHARES, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


As of December 31, 2006, the cost and related gross unrealized appreciation and depreciation and the components of distributable earnings on a tax basis are as follows:

     Cost of investments for tax purposes.......................  $  89,766,093
                                                                 --------------
     Gross investment unrealized appreciation for tax purposes..  $   3,478,293
     Gross investment unrealized depreciation for tax purposes..     (2,643,771)
                                                                 --------------
     Net unrealized appreciation on investments for tax purposes  $     834,522
                                                                 ==============
     Undistributed ordinary income..............................  $     582,998
                                                                 --------------
     Accumulated capital losses.................................  $  71,662,435
                                                                 --------------
   The amount of distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.


   (C) CASH FLOW INFORMATION
   The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.


   (D) CASH AND CASH EQUIVALENTS
   The Fund considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.


   (E) USE OF ESTIMATES
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


   (F) NEW ACCOUNTING STANDARDS
   On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and would be recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006.

   In addition, in September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value,

                       PROSPECT STREET INCOME SHARES, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

establishes a framework for measuring fair value and expands disclosures about fair value measurements.

   At this time, management is evaluating the implications of FIN 48 and SFAS 157 and its impact on the financial statements has not yet been determined.


(2) INVESTMENT ADVISORY AGREEMENT:
   Highland Capital Management, L.P. ("Highland" or "the Investment Advisor") earned $470,503 in investment advisory fees for the year ended December 31, 2006. Investment advisory fees paid by the Fund to Highland were calculated at ..5% (on an annual basis) of the average weekly net asset value, defined as total assets of the Fund less accrued liabilities (excluding the principal amount of any bank loan, notes and the liquidation preference of any preferred shares, and including accrued and unpaid dividends on any preferred shares). On December 31, 2006, the fee payable to the Investment Advisor was $119,240, which is included in the accompanying statement of assets and liabilities. The agreement between the Fund and Highland, however, provides that if the costs and expenses (excluding interest, advisory fee, taxes, brokerage charges and expenses and extraordinary costs and expenses and expenses incident to the public offering of shares other than those offered through the Dividend Reinvestment Plan) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000,000 plus 1% of average net assets over $30,000,000, the Investment Advisor is obligated to reimburse the Fund for any excess pursuant to the investment advisory agreement. As of December 31, 2006, no such expense reimbursement was required.

   Pursuant to a letter dated September 30, 2001, Highland entered into an agreement, which expired on July 31, 2003, to waive its advisory fees on that portion of the Fund's assets attributable to outstanding preferred stock.


(3) PURCHASES AND SALES OF SECURITIES:
   For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of investment securities, other than U.S. Government obligations and short-term investments, was approximately $133,256,212 and $136,082,016, respectively.

   The Investment Advisor and its affiliates manage other accounts, including registered and private funds and individual accounts that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Advisor to be equitable to the Fund and such other accounts. The Investment Advisor also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Advisor believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts, including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.


(4) CERTAIN TRANSACTIONS:
   An officer of the Investment Advisor serves on the Board of Directors of the Fund but receives no compensation in this capacity.

   Directors who are not officers or employees of the Investment Advisor receive fees of $5,000 per year, together with the reimbursement of actual out-of-pocket expenses incurred relating to board meeting attendance. For the year ended December 31, 2006, the Fund incurred Board of Directors' fees and expenses of $21,400.

                       PROSPECT STREET INCOME SHARES, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(5) DIVIDENDS AND DISTRIBUTIONS:
   Distributions on the Funds common stock ("Common Stock") are declared based on annual projections of the Fund's net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay quarterly distributions to holders of Common Stock ("Common Shareholders"). As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to Common Stockholders will not exceed net investment income (as defined) allocated to Common Stockholders for income tax purposes.

   For the year ended December 31, 2006, the tax character of distributions declared on Common Stock by the Fund were as follows:

      Distributions from net investment income............     $      4,451,329
      Distributions from paid in capital..................                    0
                                                              -----------------
                                                               $      4,451,329
                                                              =================

   For the year ended December 31, 2005, the tax character of distributions declared on Common Stock by the Fund were as follows:

      Distributions from net investment income............     $      4,534,911
      Distributions from paid in capital..................                    0
                                                              -----------------
                                                               $      4,534,911
                                                              =================


(6) PREFERRED SHARES:
   On July 23, 2001, the Fund issued 1,200 shares of Series T Auction Rate Cumulative Preferred Shares (the "Preferred Shares"), $25,000 liquidation preference, for a total issuance of $30,000,000. All such Preferred Shares were outstanding as of December 31, 2006. The Fund may borrow amounts in the future to increase its use of leverage within the limitations imposed by the 1940 Act. Significant provisions regarding Preferred Shares are described below.


   REDEMPTION
   The Preferred Shares are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure the failure to meet certain asset coverages, portfolio valuation or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Fund's charter and applicable law, at a redemption price of $25,000 per Preferred Share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but unissued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the Preferred Shares.


   DIVIDENDS
   The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. The dividend rate of the Preferred Shares at December 31, 2006 was 5.26%.

                       PROSPECT STREET INCOME SHARES, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


   In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.


   VOTING RIGHTS
   The Fund's Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class, except they vote as separate classes on certain matters as required under the Fund's charter, the 1940 Act and Maryland law.


   LIQUIDATION
   In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to the Common Stockholders, a liquidation preference in the amount of $25,000 for each share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.


   (7) SECURITIES LOANS
   The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of December 31, 2006, the market value of securities loaned by the Fund was $4,802,297. The loans were secured with cash collateral of $4,917,173.

(8) DICLOSURES OF SIGNIFICANT RISK:

   CREDIT RISK
   Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.


   INTEREST RATE RISK
   Interest rate risk is the risk that prices of securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.


   FOREIGN CURRENCY RISK
   Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 p.m. London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions.

                       PROSPECT STREET INCOME SHARES, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(9) 2006 ANNUAL STOCKHOLDER MEETING (UNAUDITED):
   On May 19, 2006, the Fund held its Annual Meeting of Stockholders. Stockholders were asked to vote on the election of two Directors to the Board. A quorum of the shares outstanding was present, and each nominee was elected with a majority of those shares. The results were as follows:


   Proposal -- Election of Directors

                                                                                        Shares With
                                                  Shares Voted      Percentage of        Authority         Percentage of
          Name                                         For        Shares Outstanding      Withheld      Shares Outstanding
          --------------------------------      ----------------  ------------------   ------------    --------------------
          Scott F. Kavanaugh (common vote)         7,208,935           72.47%             128,255              1.29%
          Bryan A. Ward (preferred vote)               1,194           99.50%                   6              0.50%

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Prospect Street Income Shares, Inc.

   We have audited the accompanying statement of assets and liabilities of Prospect Street Income Shares, Inc. (the "Fund"), including the schedule of investments, as of December 31, 2006, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prospect Street Income Shares, Inc. as of December 31, 2006 and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with the accounting principles generally accepted in the United States of America.

   DELOITTE & TOUCHE LLP
   February 12, 2007
   Dallas, TX

                       PROSPECT STREET INCOME SHARES, INC.
                       ADDITIONAL INFORMATION (UNAUDITED)

DIVIDEND REINVESTMENT PLAN
   If your Common Stock are registered directly with the Fund or if you hold your Common Stock with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect by written notice to the Fund to receive cash distributions, all dividends, including any capital gain distributions, on your Common Stock will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Stock under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

   If you decide to participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

     (1) If the shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per share on that date or (ii) 95% of the market price on that date.

     (2) If these shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Stock in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Stock may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Stock issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Stock in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

   You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

   The Plan Agent maintains all Common Stockholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Stock in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Stock you have received under the Plan.

   There is no brokerage charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

   Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

   If you hold your Common Stock with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

   The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                       PROSPECT STREET INCOME SHARES, INC.
                 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

DIRECTORS AND OFFICERS INFORMATION

   The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors and the Fund's officers appointed by the Board of Directors. The tables below list the Directors and officers of the Fund and their ages and principal occupations for the last five years, as well as other directorships held by the Directors. For the purposes hereof, the term `'Fund Complex" means all of the registered companies advised by the Investment Advisor as of the date of February 12, 2007. The business address of the Directors and officers is c/o Highland Capital Management, L.P., Two Galleria Tower, 13455 Noel Road, Suite 800, Dallas, Texas, 75240.

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                         YEAR FIRST                                          FUND
                          POSITION(S)    ELECTED OR                                        COMPLEX
                          HELD WITH     APPOINTED TO   PRINCIPAL OCCUPATION(S) DURING      OVERSEEN       OTHER DIRECTORSHIPS
      NAME AND AGES         FUND          OFFICE1            PAST FIVE YEARS             BY DIRECTOR       HELD BY DIRECTOR
------------------------  ---------    -------------   ------------------------------   -------------    ---------------------
INDEPENDENT DIRECTORS
Timothy K. Hui             Director        2000         Dean of Educational                  10                  None
(Age 58)                                                Resources since July
                                                        2006; Assistant
                                                        Provost for Graduate
                                                        Education since July
                                                        2004; Assistant
                                                        Provost for
                                                        Educational
                                                        Resources, July 2001
                                                        to June 2004,
                                                        Philadelphia
                                                        Biblical University.

Scott F. Kavanaugh         Director        2000         Private Investor since               10                  None
(Age 46)                                                February 2004; Sales
                                                        Representative at Round
                                                        Hill Securities, March
                                                        2003 to January 2004;
                                                        Executive at Provident
                                                        Funding Mortgage
                                                        Corporation, February
                                                        2003 to July 2003;
                                                        Executive Vice President,
                                                        Director and Treasurer,
                                                        Commercial Capital Bank,
                                                        January 2000 to February
                                                        2003; Managing Principal
                                                        and Chief Operating
                                                        Officer, Financial
                                                        Institutional Partners
                                                        Mortgage Company and the
                                                        Managing Principal and
                                                        President of Financial
                                                        Institutional Partners,
                                                        LLC (an investment
                                                        banking firm), April 1998
                                                        to February 2003.

James F. Leary             Director        2000         Managing Director, Benefit           10              Board Member of
(Age 76)                                                Capital Southwest, Inc.                              Capstone Series
                                                        (a financial consulting                                 Fund, Inc.
                                                        firm), since January
                                                        1999.

Bryan A. Ward              Director        2000         Senior Manager, Accenture, LLP       10                  None
(Age 52)                                                (a consulting firm) since
                                                        January 2002.

1 Directors generally serve three-year terms or until their successors are duly elected and qualified.
2 Mr. Dougherty is deemed to be an "interested person" of the Fund under the 1940 Act because of his position with the Investment Advisor.
3   Each officer also serves in the same capacity for each fund in the Fund
    Complex.

                       PROSPECT STREET INCOME SHARES, INC.
                 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)



                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                         YEAR FIRST                                          FUND
                          POSITION(S)    ELECTED OR                                        COMPLEX
                          HELD WITH     APPOINTED TO   PRINCIPAL OCCUPATION(S) DURING      OVERSEEN       OTHER DIRECTORSHIPS
      NAME AND AGES         FUND          OFFICE1            PAST FIVE YEARS             BY DIRECTOR       HELD BY DIRECTOR
----------------------   -----------    -------------   ------------------------------   -------------    ---------------------
INTERESTED DIRECTOR2

R. Joseph Dougherty      Director and      2000         Senior Portfolio Manager of          10                  None
(Age 36)                 Chairman of the                the Investment Advisor.
                         Board                          Trustee and Senior Vice
                                                        President of the funds in
                                                        the Fund Complex.

OFFICERS3

James D. Dondero         Chief Executive   2000         President and Director of            N/A                  N/A
(Age 44)                 Officer and                    Strand Advisors, Inc.,
                         President                      ("Strand") the general
                                                        partner of the Investment
                                                        Advisor. President of the
                                                        funds in the Fund
                                                        Complex.

R. Joseph Dougherty      Senior Vice       2000         Senior Portfolio Manager of          N/A                  N/A
(Age 36)                 President                      the Investment Advisor since
                                                        2000.

Mark Okada               Executive Vice    2000         Executive Vice President             N/A                  N/A
(Age 44)                 President                      of Strand and the funds
                                                        in the Fund Complex;
                                                        Chief Investment Officer
                                                        of the Investment
                                                        Advisor.

M. Jason Blackburn       Secretary,        2003         Assistant Controller of the          N/A                  N/A
(Age 30)                 Chief                          Investment Advisor since
                         Financial                      November 2001; Treasurer
                         Officer                        and Secretary of the
                         and Treasurer                  funds in the Fund
                                                        Complex.


1 Directors generally serve three-year terms or until their successors are duly elected and qualified.
2 Mr. Dougherty is deemed to be an "interested person" of the Fund under the 1940 Act because of his position with the Investment Advisor.
3   Each officer also serves in the same capacity for each fund in the Fund
    Complex.

                       PROSPECT STREET INCOME SHARES, INC.
                 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)



                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                         YEAR FIRST                                          FUND
                          POSITION(S)    ELECTED OR                                        COMPLEX
                          HELD WITH     APPOINTED TO   PRINCIPAL OCCUPATION(S) DURING      OVERSEEN       OTHER DIRECTORSHIPS
      NAME AND AGES         FUND          OFFICE1            PAST FIVE YEARS             BY DIRECTOR       HELD BY DIRECTOR
------------------------  ---------    -------------   ------------------------------   -------------    ---------------------
OFFICERS3 (CONTINUED)

Michael S. Minces        Chief             2000         Chief Compliance Officer of          N/A                  N/A
(Age 32)                 Compliance                     the Investment Advisor and
                         Officer                        the funds in the Fund
                                                        Complex since August
                                                        2004; Associate, Akin
                                                        Gump Strauss Hauer & Feld
                                                        LLP (law firm), October
                                                        2003 to August 2004;
                                                        Associate, Skadden, Arps,
                                                        Slate, Meagher & Flom LLP
                                                        (law firm), October 2000
                                                        to March 2003.

1 Directors generally serve three-year terms or until their successors are duly elected and qualified.
2 Mr. Dougherty is deemed to be an "interested person" of the Fund under the 1940 Act because of his position with the Investment Advisor.
3   Each officer also serves in the same capacity for each fund in the Fund
    Complex.

                       This page left blank intentionally.

                       This page left blank intentionally.

                       PROSPECT STREET INCOME SHARES, INC.

INVESTMENT ADVISOR                                             LEGAL ADVISOR
Highland Capital Management, L.P.                              Skadden,  Arps, Slate, Meagher & Flom LLP
13455 Noel Road                                                Four Times Square
Suite 800                                                      New York, NY 10036
Dallas, TX 75240
                                                               INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OFFICERS                                                       Deloitte & Touche LLP
James Dondero -- Chief Executive Officer and President         JPMorgan Chase Tower
Mark Okada -- Executive Vice President                         2200 Ross Avenue
R. Joseph Dougherty -- Senior Vice President                   Suite 1600
M. Jason Blackburn -- Secretary and Treasurer                  Dallas, TX 75201-6778
Michael Minces -- Chief Compliance Officer
                                                               TRANSFER AGENT AND SHAREHOLDERS' SERVICING AGENT
DIRECTORS                                                      PFPC Inc.
Joe Dougherty                                                  P.O. Box 43027
Timothy Hui                                                    Providence, RI 02940-3027
Scott Kavanaugh
James Leary                                                    CUSTODIAN
Bryan Ward                                                     PFPC Trust Company
                                                               8800 Tinicum Boulevard
                                                               Philadelphia, PA  19153

FACTS FOR SHAREHOLDERS:
   Prospect Street Income Shares, Inc. is listed on the New York Stock Exchange under the symbol "CNN". The Wall Street Journal and Wall Street Journal Online publish Friday's closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron's Market Week every Saturday. Our website is www.prospectstreet.net. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund's proxy voting record for the most recent 12-month period ended June 30th, are available (1) without charge, by calling 877-532-2834 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

   The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http:/www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

   The Statement of Additional Information includes additional information about the Fund's Directors and is available upon request without charge by calling 1-877-532-2834.

   The Fund mails one shareholder  report to each  shareholder  address.  If you
would  like  more  than  one  report,   please  call  shareholder   services  at
1-877-532-2834 and additional reports will be sent to you.

   QUESTIONS REGARDING YOUR ACCOUNT: Please telephone PFPC Inc. at their toll free number 1-800-331-1710 Monday through Friday from 9:00 a.m. to 5:00 p.m. e.s.t.

   WRITTEN CORRESPONDENCE REGARDING YOUR ACCOUNT: Please address all general shareholder inquiries to PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027.


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) Not applicable.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

     (e) Not applicable.

     (f) The registrant's code of ethics is incorporated by reference to Exhibit
         (a)(1) to the registrant's Form N-CSR filed with the Securities and Exchange Commission on March 8, 2006 (Accession No.
         0000950134-06-004550).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors (the "Board") has determined that James Leary, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Leary is "independent" as defined by the SEC for purposes of this
Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $36,000 for 2005 and $37,000 for 2006.

AUDIT-RELATED FEES

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $26,200 for 2005 and $15,000 for 2006. These services consisted of a review of quarterly regulatory filings.

TAX FEES

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,600 for 2005 and $5,000 for 2006. These services consisted of (i) review and/or preparation of U.S. federal, state, local and excise tax returns; and (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $17,200 for 2005 and $7,000 for 2006. These services consisted of agreed-upon procedures related to compliance with rating agency guidelines for the Registrant's outstanding Preferred Shares.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Audit Committee shall:

         (a) have direct responsibility for the appointment, compensation, retention and oversight of the Fund's independent auditors and, in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the auditors; and

         (b) review and pre-approve (including associated fees) all audit and other services to be provided by the independent auditors to the Fund and all non-audit services to be provided by the independent auditors to the Fund's investment adviser or any entity controlling, controlled by or under common control with the investment adviser (an "Adviser Affiliate") that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund; and

         (c) establish, to the extent permitted by law and deemed appropriate by the Audit Committee, detailed pre-approval policies and procedures for such services; and

         (d) consider whether the independent auditors' provision of any non-audit services to the Fund, the Fund's investment adviser or an Adviser Affiliate not pre-approved by the Audit Committee are compatible with maintaining the independence of the independent auditors.

  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100%

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2005 and $0 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. It is composed of the following Directors, each of who is not an "interested person" as defined in the 1940 Act:

Timothy K. Hui
Scott F. Kavanaugh
James F. Leary
Bryan A. Ward

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Highland Capital Management, L.P. (the "Adviser") has adopted proxy voting guidelines (the "Guidelines") that provide as follows:

     o The Adviser votes proxies in respect of a client's securities in the client's best economic interests and without regard to the interests of the Adviser or any other client of the Adviser.

     o Unless the Adviser otherwise determines (and documents the basis for its decision) or as otherwise provided below, the Adviser votes proxies in a manner consistent with the Guidelines.

     o To avoid material conflicts of interest, the Adviser applies the Guidelines in an objective and consistent manner across client accounts. Where a material conflict of interest has been identified and the matter is covered by the Guidelines, the Adviser votes in accordance with the Guidelines. For clients that are registered investment companies, where a conflict of interest has been identified and the matter is not covered in the Guidelines, the Adviser will disclose the conflict and the determination of the manner in which to vote to the Fund's Board. For clients that are not investment companies, where a conflict of interest has been identified and the matter is not covered in the Guidelines, the Adviser will disclose the conflict to the client and advise the client that its securities will be voted only upon the client's written direction.

     o The Adviser also may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients' overall best interests not to vote.

The Adviser's Guidelines address how it will vote proxies on particular types of matters such as changes in corporate government structures, adoption of options plans and anti-takeover proposals. For example, the Adviser generally will:

     o support management in most elections for directors, unless the board gives evidence of acting contrary to the best economic interests of shareholders;

     o support option plans, if it believes that they provide for their administration by disinterested parties and provide incentive to directors, managers and other employees by aligning their economic interests with those of the shareholders while limiting the transfer of wealth out of the company; and

     o oppose anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

         The Fund's portfolio is managed by a portfolio management team. As of the date of this filing, the members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are Mark Okada and R. Joseph Dougherty.

         MARK OKADA - Mr. Okada is a Founder and Chief Investment Officer at Highland Capital Management, L.P. ("Highland"). He is responsible for overseeing Highland's investment activities for its various funds and has over 19 years of experience in the leveraged finance market. Before joining the Highland, Mr. Okada served as Manager of Fixed Income for Protective Life's GIC subsidiary from 1990 to 1993. He was primarily responsible for the bank loan portfolio and other risk assets. Protective was one of the first non-bank entrants into the syndicated loan market. From 1986 to 1990, he served as Vice President for Hibernia National Bank, managing over U.S.$1 billion of high yield bank loans. Mr. Okada is an honours graduate of the University of California Los Angeles with degrees in Economics and Psychology. He completed his credit training at Mitsui and has earned the right to use the Chartered Financial Analyst designation. Mr. Okada is also Chairman of the Board of Directors of Common Grace Ministries Inc.

         R. JOSEPH DOUGHERTY - Mr. Dougherty is Head of Retail Products at Highland Capital Management, L.P. ("Highland"). Prior to joining Highland in June 1998, Mr. Dougherty served as an Investment Analyst with Sandera Capital Management from 1997 to 1998. Formerly, he was a Business Development Manager at Akzo Nobel from 1994 to 1996 and a Senior Accountant at Deloitte & Touche, LLP from 1992 to 1994. Mr. Dougherty is a Senior Portfolio Manager and, as previously mentioned, heads Highland's retail products business unit ("Highland Funds"). He serves as Portfolio Manager, Senior Vice President, and/or Director of the Firm's NYSE-listed funds and 1940 Act Registered Funds. He also serves as Portfolio Manager for the Firm's sub-advised closed-end funds. In this capacity, Mr. Dougherty oversees investment decisions for the retail funds, alongside several other Portfolio Managers, and manages the team dedicated to their day-to-day operations. Prior to his current duties, Mr. Dougherty served as Portfolio Analyst for Highland from 1998 to 1999. As a Portfolio Analyst, Mr. Dougherty helped follow companies within the chemical, retail, supermarket, wireless and restaurant sectors. He received a BS in Accounting from Villanova University and an MBA from Southern Methodist University. Mr. Dougherty is a Certified Public Accountant and has earned the right to use the Chartered Financial Analyst designation.

 (A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

         OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT
         TEAM MEMBER

         The following tables provide information about funds and accounts, other than the Fund, for which the Fund's portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2006.

MARK OKADA

---------------------------------------------------------------------------------------------------------------------
                                     Total                            # of Accounts Managed      Total Assets with
                                 # of Accounts      Total Assets     with Performance-Based      Performance-Based
       Type of Accounts             Managed          (millions)           Advisory Fee        Advisory Fee (millions)
---------------------------------------------------------------------------------------------------------------------
Registered Investment                 11                $76                     0                       $0
Companies:
---------------------------------------------------------------------------------------------------------------------
Other Pooled Investment               28              $24,218                  22                     $14,814
Vehicles:
---------------------------------------------------------------------------------------------------------------------
Other Accounts:                        0                 $0                     0                       $0
---------------------------------------------------------------------------------------------------------------------


R. JOSEPH DOUGHERTY

---------------------------------------------------------------------------------------------------------------------
      Type of Accounts              Total           Total Assets      # of Accounts Managed      Total Assets with
                                # of Accounts                        with Performance-Based      Performance-Based
                                   Managed           (millions)           Advisory Fee        Advisory Fee (millions)
---------------------------------------------------------------------------------------------------------------------
Registered Investment                 7                 $76                     0                       $0
Companies:
---------------------------------------------------------------------------------------------------------------------
Other Pooled Investment               1                $6,578                   0                       $0
Vehicles:
---------------------------------------------------------------------------------------------------------------------
Other Accounts:                       0                  $0                     0                       $0
---------------------------------------------------------------------------------------------------------------------


         POTENTIAL CONFLICTS OF INTERESTS

         The Adviser has built a professional working environment, a firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. Highland has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, the Adviser furnishes advisory services to numerous clients in addition to the Fund, and the Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that are hedge funds or have performance or higher fees paid to the Adviser or in which portfolio managers have a personal interest in the receipt of such fees) that may be the same as or different from those made to the Fund. In addition, the Adviser, its affiliates and any of their partners, directors, officers, stockholders or employees may or may not have an interest in the securities whose purchase and sale the Adviser recommends to the Fund. Actions with respect to securities of the same kind may be the same as or different from the action that the Adviser, or any of its affiliates, or any of their partners, directors, officers, stockholders or employees or any member of their families may take with respect to the same securities. Moreover, the Adviser may refrain from rendering any advice or services concerning securities of companies of which any of the Adviser's (or its affiliates') partners, directors, officers or employees are directors or officers, or companies as to which the Adviser or any of its affiliates or the partners, directors, officers and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, the Adviser includes disclosure regarding these matters to its clients in both its Form ADV and investment advisory agreements.

         The Adviser, its affiliates or their partners, directors, officers and employees similarly serve or may similarly serve other entities that operate in the same or related lines of business. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Fund. As a result, the Adviser will face conflicts in the allocation of investment opportunities to the Fund and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner which may, subject to applicable regulatory constraints, involve pro rata co-investment by the Fund and such other clients or may involve a rotation of opportunities among the Fund and such other clients.

         While the Adviser does not believe there will be frequent conflicts of interest, if any, the Adviser and its affiliates have both subjective and objective procedures and policies in place designed to manage the potential conflicts of interest between the Adviser's fiduciary obligations to the Fund and their similar fiduciary obligations to other clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Fund and such other clients. An investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that the Adviser's or its affiliates' efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund. Not all conflicts of interest can be expected to be resolved in favor of the Fund.

         The Adviser expects to apply to the SEC for exemptive relief to enable the Fund and registered investment companies advised by the Adviser to co-invest with other accounts and funds managed by the Adviser and its affiliates in certain privately-placed securities and other situations. There are no assurances that the Adviser will receive the requested relief. If such relief is not obtained and until it is obtained, the Adviser may be required to allocate some investments solely to any of the Fund, a registered fund, or another account or fund advised by the Adviser or its affiliates. This restriction could preclude the Fund from investing in certain securities it would otherwise be interested in and could adversely affect the speed at which the Fund is able to invest its assets and, consequently, the performance of the Fund.

(A)(3)   COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBERS

         Highland's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors including the relative performance of a portfolio managers underlying account, the combined performance of the portfolio managers underlying accounts, and the relative performance of the portfolio managers underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by Highland such as the Option It Plan and the Long-Term Incentive Plan.

         BASE COMPENSATION. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm, which may include the amount of assets supervised and other management roles within the firm.

         DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

                  OPTION IT PLAN. The purpose of the Plan is to attract and retain the highest quality employees for positions of substantial responsibility, and to provide additional incentives to a select group of management or highly compensated employees of the Fund so as to promote the success of the Fund.

                  LONG TERM INCENTIVE PLAN. The purpose of the Plan is to create positive morale and teamwork, to attract and retain key talent, and to encourage the achievement of common goals. The Plan seeks to reward participating employees based on the increased value of Highland through the use of Long-term Incentive Units.

         Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with the firm.

(A)(4)   DISCLOSURE OF SECURITIES OWNERSHIP

         The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Fund as of December 31, 2006.

 -------------------------------------------------------------------------------
                                DOLLAR RANGES OF EQUITY SECURITIES BENEFICIALLY
 NAME OF PORTFOLIO MANAGER               OWNED BY PORTFOLIO MANAGER
 -------------------------------------------------------------------------------
 Mark Okada                              $100,001 - $500,000
 -------------------------------------------------------------------------------
 R. Joseph Dougherty                     $100,001 - $500,000
 -------------------------------------------------------------------------------


(B) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES

------------------------------------------------------------------------------------------------------------
                                                  (C) TOTAL NUMBER OF              (D) MAXIMUM NUMBER (OR
                 (A) TOTAL NUMBER  (B) AVERAGE     SHARES (OR UNITS)             APPROXIMATE DOLLAR VALUE) OF
                    SHARES           PRICE PAID    PURCHASED AS PART OF          SHARES  (OR UNITS) THAT MAY
                  (OR  UNITS)       PER SHARE       PUBLICLY ANNOUNCED           YET  BE PURCHASED UNDER THE
     PERIOD        PURCHASED         (OR UNIT)      PLANS OR PROGRAMS                PLANS OR PROGRAMS
------------------------------------------------------------------------------------------------------------
July 1, 2006 to       30,923          $5.7921             30,923                      9,947,104
 July 31, 2006
------------------------------------------------------------------------------------------------------------
 August 1, 2006          -               -                   -                        9,947,104
 to August 31,
      2006
------------------------------------------------------------------------------------------------------------
  September 1,           -               -                   -                        9,947,104
    2006 to
 September 30,
      2006
------------------------------------------------------------------------------------------------------------
October 1, 2006       28,378          $5.9298             28,378                      9,947,104
 to October 31,
      2006
------------------------------------------------------------------------------------------------------------
  November 1,            -               -                   -                        9,947,104
    2006 to
  November 30,
      2006
------------------------------------------------------------------------------------------------------------
  December 1,            -               -                   -                        9,947,104
    2006 to
  December 31,
      2006
------------------------------------------------------------------------------------------------------------
     Total            59,301          $5.8580             59,301                      9,947,104
------------------------------------------------------------------------------------------------------------

Note: all purchases were made in the open market.

a. The date each plan or program was announced: Purchases were made pursuant to an Automatic Dividend Reinvestment Plan that was last filed with the SEC on July 13, 2001.
b. The dollar amount (or share or unit amount) approved : NONE c. The expiration date (if any) of each plan or program: NONE
d. Each plan or program that has expired during the period covered by the table: NONE
e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases.: NONE

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) The registrant's code of ethics is incorporated by reference to Exhibit (a)(1) to the registrant's Form N-CSR filed with the Securities and Exchange Commission on March 8, 2006 (Accession No. 0000950134-06-004550).

     (a)(2)  Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the  Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the  Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) PROSPECT STREET(R) INCOME SHARES INC.
            --------------------------------------------------------------------
By (Signature and Title)*  /S/ JAMES D. DONDERO
                        --------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              MARCH 5, 2007
    ------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES D. DONDERO
                        --------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (principal executive officer)

Date              MARCH 5, 2007
    ------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                        --------------------------------------------------------
                          M. Jason Blackburn, Chief Financial Officer
                          (principal financial officer)

Date              MARCH 5, 2007
    ------------------------------------------------


* Print the name and title of each signing officer under his or her signature.